DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.3%
Australia — 4.7%
Coles Group Ltd.
828,555 10,294,436
Fortescue Ltd.
1,043,972 10,718,195
Medibank Pvt Ltd.
1,706,775 4,616,908
Rio Tinto Ltd.
228,788 16,129,359
Santos Ltd.
2,004,960 8,153,972
Suncorp Group Ltd.
669,712 8,375,021
Telstra Group Ltd.
2,491,015 6,413,017
Woodside Energy Group Ltd.
1,170,092 18,023,194
(Cost $93,064,484)
82,724,102
Austria — 0.4%
OMV AG
89,367 3,942,588
Verbund AG
41,336 3,129,633
(Cost $7,731,656)
7,072,221
Belgium — 0.3%
Ageas SA/NV
(Cost $4,289,261)
92,960 5,090,120
Denmark — 0.3%
Tryg A/S
(Cost $4,533,824)
209,281 4,582,007
Finland — 2.1%
Elisa OYJ
88,300 4,071,833
Kesko OYJ, Class B
165,748 3,147,622
Kone OYJ, Class B
209,630 11,816,430
Metso Corp.
386,096 4,280,417
Orion OYJ, Class B
65,626 3,697,843
UPM- Kymmene OYJ
328,719 9,620,163
(Cost $34,661,015)
36,634,308
France — 16.5%
Amundi SA, 144A
37,262 2,666,172
AXA SA
1,092,041 42,521,476
Bouygues SA
115,069 3,953,957
Cie Generale des Etablissements
Michelin SCA
413,634 14,694,934
Danone SA
398,209 28,517,512
La Francaise des Jeux SAEM,
144A
61,600 2,354,994
Sanofi SA
700,400 76,017,530
Teleperformance SE
33,150 3,194,548
TotalEnergies SE
1,329,175 79,871,759
Vinci SA
305,019 35,243,132
(Cost $261,371,464)
289,036,014
Germany — 6.9%
Allianz SE
237,653 81,636,697
Bayerische Motoren Werke AG
179,450 15,658,097
Deutsche Post AG
591,839 23,198,679
(Cost $93,652,867)
120,493,473
Hong Kong — 2.4%
CK Asset Holdings Ltd.
1,188,303 5,164,874
Number
of Shares Value $
CK Infrastructure Holdings Ltd.
377,458 2,589,518
CLP Holdings Ltd.
1,012,161 8,388,578
Henderson Land Development
Co. Ltd.
900,150 2,459,742
HKT Trust & HKT Ltd. (a)
2,270,387 2,910,790
Hong Kong & China Gas Co. Ltd.
6,877,729 5,483,433
Power Assets Holdings Ltd.
853,775 5,785,886
Sino Land Co. Ltd.
2,500,294 2,504,635
SITC International Holdings Co.
Ltd.
804,956 1,937,732
WH Group Ltd., 144A
5,145,896 4,195,330
(Cost $40,749,788)
41,420,518
Israel — 1.6%
Bank Hapoalim BM
775,445 10,584,780
Bank Leumi Le-Israel BM
925,653 12,295,567
Mizrahi Tefahot Bank Ltd.
95,535 4,491,954
(Cost $18,849,484)
27,372,301
Italy — 2.2%
FinecoBank Banca Fineco SpA
375,760 7,018,599
Generali
580,328 19,156,404
Snam SpA
1,247,704 6,032,602
Terna - Rete Elettrica Nazionale
869,793 7,290,956
(Cost $29,297,574)
39,498,561
Japan — 7.6%
AGC, Inc.
118,700 3,539,851
Daiwa House Industry Co. Ltd.
344,971 11,299,492
Honda Motor Co. Ltd.
2,763,800 25,548,116
Isuzu Motors Ltd.
341,400 4,468,705
Japan Tobacco, Inc.
739,600 18,404,725
Komatsu Ltd.
556,500 16,492,445
Mitsui OSK Lines Ltd.
212,300 7,807,602
Obayashi Corp.
394,100 5,290,582
Ono Pharmaceutical Co. Ltd.
225,900 2,432,965
Sekisui House Ltd.
369,224 8,305,978
SoftBank Corp.
17,643,700 25,020,463
Yamaha Motor Co. Ltd.
560,500 4,574,903
(Cost $115,145,237)
133,185,827
Netherlands — 3.5%
ASR Nederland NV
96,172 5,082,962
Koninklijke Ahold Delhaize NV
567,580 20,051,930
Koninklijke KPN NV
2,399,599 9,183,750
NN Group NV
164,245 8,332,350
Randstad NV
65,872 2,650,532
Stellantis NV
1,252,638 16,101,918
(Cost $58,004,783)
61,403,442
Norway — 1.0%
Aker BP ASA
191,817 3,966,510
Equinor ASA
516,372 11,821,422
Gjensidige Forsikring ASA (b)
121,370 2,491,412
(Cost $20,661,099)
18,279,344

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Singapore — 5.7%
DBS Group Holdings Ltd.
1,227,330 41,766,346
Genting Singapore Ltd.
3,667,400 1,984,877
Oversea-Chinese Banking Corp.
Ltd.
2,086,307 26,620,213
Singapore Technologies
Engineering Ltd.
967,700 3,881,418
United Overseas Bank Ltd.
779,300 22,070,922
Wilmar International Ltd.
1,164,300 2,770,910
(Cost $71,157,273)
99,094,686
Spain — 3.7%
Iberdrola SA
3,586,797 52,037,276
Redeia Corp. SA
246,579 4,431,322
Repsol SA
709,936 9,088,889
(Cost $66,412,427)
65,557,487
Sweden — 2.3%
Boliden AB
168,366 5,897,068
Tele2 AB, Class B
331,654 3,942,120
Volvo AB, Class B
978,149 30,341,927
(Cost $29,156,813)
40,181,115
Switzerland — 20.3%
Baloise Holding AG
25,482 4,905,762
Helvetia Holding AG
22,518 4,212,844
Holcim AG
321,076 35,066,588
Kuehne + Nagel International AG
29,770 6,849,822
Novartis AG
791,505 85,672,905
Partners Group Holding AG
14,006 20,537,476
Roche Holding AG
276,574 91,716,199
SGS SA
93,444 9,590,374
Swiss Re AG
185,740 29,706,048
Swisscom AG
15,963 9,085,066
Zurich Insurance Group AG
90,120 59,290,919
(Cost $265,480,971)
356,634,003
United Kingdom — 16.8%
Barratt Redrow PLC
836,371 4,493,651
British American Tobacco PLC
1,224,464 47,594,901
Number
of Shares Value $
Hargreaves Lansdown PLC
218,105 3,033,256
Imperial Brands PLC
489,095 17,212,851
Kingfisher PLC
1,107,116 3,439,062
Mondi PLC
272,761 4,215,815
National Grid PLC
3,014,762 37,011,392
Reckitt Benckiser Group PLC
422,915 27,903,723
Rio Tinto PLC
694,329 41,912,263
Schroders PLC
489,673 2,275,151
Tesco PLC
4,157,205 19,901,753
Unilever PLC
1,431,152 80,857,369
WPP PLC
664,807 5,390,875
(Cost $264,688,161)
295,242,062
TOTAL COMMON STOCKS
(Cost $1,478,908,181)
1,723,501,591
PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
34,807 2,847,075
Porsche Automobil Holding SE
92,959 3,632,170
(Cost $8,193,768)
6,479,245
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares”, 4.27%
(c)(d)
(Cost $1,925,446)
1,925,446 1,925,446
CASH EQUIVALENTS — 0.5%
DWS Government Money Market
Series "Institutional Shares",
4.30% (c)
(Cost $8,950,526)
8,950,526 8,950,526
TOTAL INVESTMENTS — 99.3%
(Cost $1,497,977,921)
1,740,856,808
Other assets and liabilities,
net — 0.7%
11,849,429
NET ASSETS — 100.0%
1,752,706,237
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At February 28, 2025 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)
29,576,000 — (27,650,554) (e) — — 90,034 — 1,925,446 1,925,446
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series "Institutional Shares", 4.30% (c)
20,936,447 76,278,813 (88,264,734) — — 210,909 — 8,950,526 8,950,526
50,512,447 76,278,813 (115,915,288) — — 300,943 — 10,875,972 10,875,972
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $1,829,834, which is 0.1% of net assets.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
433,361,368 25 .1
Consumer Staples
280,853,060 16 .2
Health Care
259,537,443 15 .0
Industrials
170,069,448 9 .8
Energy
134,868,333 7 .8
Utilities
132,180,597 7 .6
Materials
123,559,452 7 .2
Consumer Discretionary
108,104,480 6 .3
Communication Services
66,017,913 3 .8
Real Estate
21,428,742 1 .2
Total
1,729,980,836 100 .0

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2025 (Unaudited)
At February 28, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 28 2,393,281 2,366,001 3/21/2025 (27,280)
DAX Index
EUR 1 538,490 585,832 3/21/2025 47,342
FTSE 100 Index
GBP 21 2,181,163 2,324,399 3/21/2025 143,236
FTSE MIB Index
EUR 2 373,461 402,678 3/21/2025 29,217
IBEX 35 Index
EUR 5 682,392 693,904 3/21/2025 11,512
MSCI EAFE Index
USD 91 10,698,340 11,054,680 3/21/2025 356,340
MSCI Singapore Index
SGD 48 1,413,587 1,410,676 3/27/2025 (2,911)
SMI Index
CHF 21 2,754,746 3,019,485 3/21/2025 264,739
SPI 200 Index
AUD 3 387,383 379,266 3/20/2025 (8,117)
Total net unrealized appreciation
814,078
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
SGD Singapore Dollar
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 1,723,501,591 $ — $ — $ 1,723,501,591
Preferred Stocks
6,479,245 — — 6,479,245
Short-Term Investments (a)
10,875,972 — — 10,875,972
Derivatives (b)
Futures Contracts
852,386 — — 852,386
TOTAL
$ 1,741,709,194 $ — $ — $ 1,741,709,194
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (38,308) $ — $ — $ (38,308)
TOTAL
$ (38,308) $ — $ — $ (38,308)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
(Continued)
February 28, 2025 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HDEF-PH3
R-089711-2 (5/25) DBX006037 (5/25)